UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03934

Tuxis Corporation

(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY (Address of principal executive offices)	10005 (Zip code)

Mark C. Winmill, President
Tuxis Corporation
11 Hanover Square, 12th Floor
New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-9300

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

Item 1. Schedule of Investments

September 30, 2005 (Unaudited)

Interests in Affiliated Limited Liability Companies - 37.42%			Amount of Dividends or Interest

Real Estate - 37.42%	Percentage Interest	Amount of Equity in Net Profit and Loss for the Period	Credit to Income	Other	Fair Value of Each Item At Close of Period

Tuxis Real Estate I LLC (a)(b)(c)	100%	$-	$-	$-	$872,751
Tuxis Real Estate II LLC (b)( c )	100%	$-	$-	$-	$369,210
Tuxis Real Estate Brokerage LLC (a) (b) ( c )	100%	$-	$-	$-	$1,061
Tuxis Operations LLC (a) (b) (c )	100%	$-	$-	$-	$-
Winmark Properties I LLC (a) (b) ( c )	100%	$-	$-	$-	$1,991,334

Total interests in affiliated limited liablity companies (cost: $3,349,384)		$-	$-	$-	$3,234,356

Short Term Investments (Unaffiliated) - 63.89%	Par Value	Market Value
SSgA Money Market Fund	$ 5,521,946	5,521,946

Total short term investments (unaffiliated) (cost: $5,521,946)		5,521,946

	Total investments (cost: $8,871,330) - 101.31% (d)	8,756,323
	Liabilities in excess of other assets - (1.31)%	(114,049)

	Total net assets - 100.00%	$8,642,274

	At September 30, 2005, net assets consisted of:

	Paid-in capital	$8,769,538
	Accumulated net realized loss	(12,257)
	Net unrealized depreciation on holdings	(115,007)

	Total net assets	$8,642,274

(a) Non-income producing.

(b) Investment not readily marketable.

(c) The following schedule presents the amount of investments in and advances to the affiliated investment interests of Tuxis Corporation for the nine months ended September 30, 2005:

Limited Liability Company Interests	Balance Beginning of Period	Gross Additions	Gross Reductions	Balance Close of Period
Tuxis Real Estate I LLC	$821,530	$167,310	$116,088	$872,752
Tuxis Real Estate II LLC	$369,210	20	-	$369,230
Tuxis Real Estate Brokerage LLC	$-	1,061	-	$1,061
Tuxis Operations LLC	$-	12,285	12,285	$-
Winmark Properties I LLC	$-	1,991,334	-	$1,991,334

(d) The U.S. federal income tax basis of Tuxis Corporation's investments at September 30, 2005, was $8,871,330 and net unrealized depreciation was $115,007 comprised of gross unrealized appreciation of $1,081 and gross unrealized depreciation of $116,088.

Securities valuation policies and other related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TUXIS CORPORATION

By:/s/ Mark C. Winmill
Mark C. Winmill, President

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Mark C. Winmill
Mark C. Winmill, President

Date: November 29, 2005

By:/s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 29, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)